Transactions with Related Parties - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Due from related parties	$ 245	$ 486
Liabilities
Due to related parties	2,166	559
Combine Marine Ltd (c)
Assets
Due from related parties	0	1
Oceanbulk Maritime S.A. and its affiliates (d)
Assets
Due from related parties	241	9
Managed Vessels of Oceanbulk Shipping LLC (e)
Assets
Due from related parties	0	420
Liabilities
Due to related parties	9	0
Product Shipping & Trading S.A. (f)
Assets
Due from related parties	4	56
Interchart Shipping Inc. (a)
Liabilities
Due to related parties	6	58
Management and Directors Fees (b)
Liabilities
Due to related parties	462	111
Oceanbulk Sellers (Note 17.2)
Liabilities
Due to related parties	$ 1,689	$ 390